Other Liabilities, Provisions and Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Liabilities, Provisions and Contingencies
Note 26. Other Liabilities, Provisions and Commitments
26.1 Other current financial liabilities

	2019		2018
Sundry creditors	Ps.	482	Ps.	182
Derivative financial instruments		802		384

Total	Ps.	1,284	Ps.	566

26.2 Provisions and other
non-current
liabilities

	2019		2018
Provisions	Ps.	7,983	Ps.	8,298
Taxes payable		227		371
Other		581		759

Total	Ps.	8,791	Ps.	9,428

26.3 Other
non-current
financial liabilities

	2019		2018
Derivative financial instruments	Ps.	1,436	Ps.	733
Security deposits		461		643

Total	Ps.	1,897	Ps.	1,376

26.4 Provisions recorded in the consolidated statement of financial position
The Company has various loss contingencies, and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2019 and 2018:

	2019		2018
Taxes	Ps.	4,696	Ps.	5,038
Labor		2,222		2,340
Legal		1,065		920

Total	Ps.	7,983	Ps.	8,298

26.5. Changes in the balance of provisions recorded
26.5.1 Taxes

	2019		2018		2017
Balance at beginning of the period	Ps.	5,038	Ps.	6,717	Ps.	10,223
Penalties and other charges		1		7		148
New contingencies		368		178		4
Cancellation and adjusmets		(247)		(44)		(98)
Contingencies added in business combinations		—		104		861
Payments		(68)		(110)		(944)
Brazil tax amnesty		—		—		(3,069)
Effect of foreign currency exchange rates		(396)		(951)		(408)
Philippines disposal		—		(863)		—

Balance at end of the period	Ps.	4,696	Ps.	5,038	Ps.	6,717

26.5.2 Labor

	2019		2018		2017
Balance at beginning of the period	Ps.	2,340	Ps.	2,365	Ps.	2,356
Penalties and other charges		249		279		56
New contingencies		465		205		115
Cancellation and expiration		(273)		(109)		(33)
Contingencies added in business combinations		44		289		—
Payments		(401)		(20)		(76)
Effects of foreign currency exchange rates		(202)		(669)		(52)
Effect of Venezuela deconsolidation (Note 3.3)		—		—		(1)

Balance at end of the period	Ps.	2,222	Ps.	2,340	Ps.	2,365

26.5.3 Legal

	2019		2018		2017
Balance at beginning of the period	Ps.	920	Ps.	1,985	Ps.	1,049
Penalties and other charges		94		86		121
New contingencies		128		61		170
Cancellation and expiration		(45)		(9)		(16)
Contingencies added in business combinations		77		67		783
Payments		(44)		(251)		(80)
Brazil tax amnesty		—		—		7
Effects of foreign currency exchange rates		(65)		(135)		(47)
Effects of Venezuela deconsolidation (Note 3.3)		—		—		(2)
Philippines disposal		—		(884)		—

Balance at end of the period	Ps.	1,065	Ps.	920	Ps.	1,985

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
26.6 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were classified by the Company as less than probable but not remote, the estimated amount including uncertain tax position as of December 31, 2019 of these lawsuits is Ps. 77,649, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.
The Company has tax contingencies, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. The main possible contingencies of Brazilian operations amounting to approximately Ps. 53,937. This refers to various tax disputes related primarily to: (i) Ps. 10,378 of credits for ICMS (VAT); (ii) Ps. 34,102 related to tax credits of IPI over raw materials acquired from Free Trade Zone Manaus; (iii) Claims of Ps. 6,274 related to compensation of federal taxes not approved by the Tax authorities; and (iv) Ps. 3,183 related to the requirement by the Tax Authorities of State of São Paulo for ICMS (VAT), interest and penalty due to the alleged underpayment of tax arrears for the period 1994-1996. The Company is defending its position in these matters and final decision is pending in court.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where this subsidiaries operates. The Company does not expect any material liability to arise from these contingencies.
26.7 Collateralized contingencies
As is customary in Brazil, the Company has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 10,471, Ps. 7,739 and Ps. 9.433 as of December 31, 2019, 2018 and 2017, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also as disclosed in Note 9.2 there is some restricted cash in Brazil relates to short term deposits in order to fulfill the collateral requirements for accounts payable.
26.8 Commitments
The Company has firm commitments for the purchase of property, plant and equipment of Ps. 556 as December 31, 2019.